Note 3 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Sales Revenue, Net [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Sales Revenue, Net [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Accounts Receivable [Member]
Dec. 31, 2012
Nine Percent Series B Senior Secured Redeemable Debentures Due on Various Dates Ranging from September Thirty Two Thousand Thirteen to February Twenty Eight Two Thousand Fourteen [Member]

Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Maturity Period Cash and Cash Equivalents	90 days
Account Receivable Deemed Valuation Allowance (in Dollars)	$ 380,000	$ 380,000
Bad Debt Expenses (in Dollars)	0	356,000
Number of Major Customers Comprised of Consolidated Revenues	5	3
Concentration Risk, Percentage					50.00%	61.00%	45.00%	60.00%
Number of Major Customers Comprised of Consolidated Accounts Receivable	2	3
Repayments of Debt (in Dollars)									90,000
Minimum Percentage of Amount Likely to be Realized upon Ultimate Settlement to Recognize Tax Benefits (in Dollars)	$ 50
Period of Payment of Anticipated Accrued Interest and Penalties	1 year
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock (in Shares)			51,546,392	43,103,448